Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits	Other liabilities and deferred credits

In millions	As at December 31,	2025	2024
	Contract liabilities (Note 4) (1)	$520	$186
	Personal injury and other claims provisions (Note 21) (1)	239	237
	Environmental provisions (Note 21) (1)	26	16
	Stock-based compensation liability	4	4
	Deferred credits and other	210	169
	Total other liabilities and deferred credits	$999	$612
(1)    See Note 14 – Accounts payable and other for the related current portion.